PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	Leasehold		Transportation	Furniture	Renovation
	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

COST
At January 1, 2024	301,500	15,712	1,505	32,938	14,475	366,130
Additions (Note i)	5,520	1,589	274	3,352	26,679	37,414
Transfer from renovation in progress	30,251	—	—	—	(30,251)	—
Disposals	(9,564)	(1,204)	(167)	(1,216)	(1,183)	(13,334)
Exchange adjustments	(6,502)	(490)	(134)	(847)	(672)	(8,645)
At December 31, 2024	321,205	15,607	1,478	34,227	9,048	381,565
Additions (Note i)	2,188	1,722	241	4,087	43,193	51,431
Transfer from renovation in progress	39,586	17	—	5	(39,608)	—
Disposals	(14,604)	(3,705)	(29)	(2,858)	(86)	(21,282)
Exchange adjustments	14,071	696	56	1,037	213	16,073
At December 31, 2025	362,446	14,337	1,746	36,498	12,760	427,787

DEPRECIATION AND IMPAIRMENT
At January 1, 2024	175,377	6,899	922	14,134	74	197,406
Charge for the year	37,564	2,741	163	3,471	—	43,939
Net impairment recognized in profit or loss	1,209	24	—	1,075	—	2,308
Eliminated on disposals	(8,852)	(867)	(129)	(1,201)	(75)	(11,124)
Exchange adjustments	(2,056)	(254)	(107)	(449)	1	(2,865)
At December 31, 2024	203,242	8,543	849	17,030	—	229,664

	Leasehold		Transportation	Furniture	Renovation
	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

DEPRECIATION AND IMPAIRMENT (cont’d)
At January 1, 2025	203,242	8,543	849	17,030	—	229,664
Charge for the year	36,796	2,312	173	4,361	—	43,642
Net impairment recognized in profit or loss	1,046	(33)	—	223	—	1,236
Eliminated on disposals	(12,431)	(3,391)	(16)	(2,288)	—	(18,126)
Exchange adjustments	10,015	346	39	670	—	11,070
At December 31, 2025	238,668	7,777	1,045	19,996	—	267,486

CARRYING AMOUNT
At December 31, 2024	117,963	7,064	629	17,197	9,048	151,901

At December 31, 2025	123,778	6,560	701	16,502	12,760	160,301

Note i:

In 2025, the Group purchased for new additions of USD51,431,000 and renovation fee payables carried forward from prior year of USD4,144,000 (Note 21). There is USD4,512,000 that remains unpaid and is included in renovation fee payables (Note 21). The Group also made prepayments to suppliers for renovation works of USD3,169,000 (2024: USD1,075,000) (Note 17).

In 2024, the Group purchased for new additions of USD37,414,000 and renovation fee payables carried forward from prior year of USD1,472,000 (Note 21). There is USD4,144,000 that remains unpaid and is included in renovation fee payables (Note 21).

Note ii:

The above items of property, plant and equipment, except for renovation in progress, after taking into account the residual value, are depreciated on a straight-line basis at the following rates per annum:

Leasehold improvement	5.56% – 33.00% or lease term
Machinery	12.50% – 33.00%
Transportation equipment	10.00% – 25.00%
Furniture and fixture	5.26% – 33.00%